Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Leases

Note 11. Leases

Operating leases

We have operating leases for office space. Our leases have remaining lease terms from 6 months to 8.5 years, some of which may include options to extend the leases perpetually, and some of which may include options to terminate the leases within 1 year.

The components of lease expenses for the three months ended March 31, 2023 and 2022 were as follow (In thousands):

	Three Months Ended	Three Months Ended
	March 31, 2023	March 31, 2022
Operating lease cost	$356	$273

Supplemental unaudited condensed consolidated balance sheet information related to operating leases was as follows:

	Three Months Ended	Three Months Ended
	March 31, 2023	March 31, 2022
Weighted-average remaining lease term - operating leases	5.6 years	8.5 years
Weighted-average discount rate - operating leases	N/A%	8%

Maturity of lease liabilities under our non-cancellable operating leases as of March 31, 2023 are as follow (In thousands):

Fiscal Year	Operating leases
2023 (remaining)	$963
2024	932
2025	770
2026	509
2027	357
2028	357
Thereafter	760
Total future minimum lease payments	4,648
Less: imputed interest	(919)
Present value of lease liabilities	$3,729

Note 11. Leases

Operating leases

We have operating leases for office space. Our leases have remaining lease terms from 2 months to 8.5 years, some of which may include options to extend the leases perpetually, and some of which may include options to terminate the leases within 1 year.

The following table provides a summary of leases by balance sheet category as of December 31, 2022 and 2021 (In thousands):

Description	December 31, 2022	December 31, 2021
Operating right-of-use assets	$3,940	$4,333
Operating lease liability - current	$1,067	$659
Operating lease liability - non-current	$3,014	$3,712

The components of lease expenses for the years ended December 31, 2022 and 2021 were as follow (In thousands):

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Operating lease cost	$1,125	$957

The following table provides a summary of other information related to leases for the years ended December 31, 2022 and 2021 (In thousands):

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,135	$983
Right-of-use assets obtained in exchange of new operating lease liabilities	275	—
Weighted-average remaining lease term - operating leases	5.6 years	8.8 years
Weighted-average discount rate - operating leases	7%	12%

The Company determined that using a discount rate between 7% and 12% is reasonable, as this is consistent with the mortgage rates for commercial properties for the time period commensurate with the terms of the leases.

Maturity of lease liabilities under our non-cancellable operating leases as of December 31, 2022 are as follow (In thousands):

Fiscal Year	Operating leases
2023	$1,359
2024	938
2025	756
2026	516
2027	364
Thereafter	1,144
Total future minimum lease payments	5,077
Less: imputed interest	(996)
Present value of lease liabilities	$4,081